Financial Assets and Liabilities - Summary of Fair Value for Financial Assets (Excluding Cash and Cash Equivalents) and Financial Liabilities (Detail) - MXN ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Assets:
Financial Assets	$ 324,827,314	$ 344,892,278
Current derivative financial assets	310,316,772	337,911,129
Liabilities:
Financial Liabilities	633,179,177	648,038,187
Debt [member]
Liabilities:
Financial Liabilities	477,212,053	488,558,030
Financial instruments, class [member]
Assets:
Financial Assets	1,779,953	2,602,680
Equity investments at fair value through OCI and other short term investments [member]
Assets:
Financial Assets	74,517,951	88,428,111
Pension plan assets [member]
Assets:
Financial Assets	206,205,923	208,526,619
Derivative Financial Instruments [Member]
Liabilities:
Financial Liabilities	24,499,284	25,331,346
Liability Related to Right of Use of Assets [Member]
Liabilities:
Financial Liabilities	131,467,840	134,148,811
Revalued Of Assets [Member]
Assets:
Financial Assets	27,812,945	38,353,719
Debt Instruments At Fair Value Through OCI [Member]
Assets:
Equity investments at fair value through OCI and other short-term investments	14,510,542	6,981,149
Level 1 [member]
Assets:
Financial Assets	265,532,404	281,257,799
Current derivative financial assets	260,499,807	281,257,799
Liabilities:
Financial Liabilities	481,122,722	505,858,206
Level 1 [member] | Debt [member]
Liabilities:
Financial Liabilities	349,654,882	371,709,395
Level 1 [member] | Equity investments at fair value through OCI and other short term investments [member]
Assets:
Financial Assets	68,627,966	88,428,111
Level 1 [member] | Pension plan assets [member]
Assets:
Financial Assets	191,871,841	192,829,688
Level 1 [member] | Liability Related to Right of Use of Assets [Member]
Liabilities:
Financial Liabilities	131,467,840	134,148,811
Level 1 [member] | Debt Instruments At Fair Value Through OCI [Member]
Assets:
Equity investments at fair value through OCI and other short-term investments	5,032,597
Level 2 [member]
Assets:
Financial Assets	25,556,120	25,241,490
Current derivative financial assets	16,078,175	18,260,341
Liabilities:
Financial Liabilities	152,056,455	142,179,981
Level 2 [member] | Debt [member]
Liabilities:
Financial Liabilities	127,557,171	116,848,635
Level 2 [member] | Financial instruments, class [member]
Assets:
Financial Assets	1,779,953	2,602,680
Level 2 [member] | Pension plan assets [member]
Assets:
Financial Assets	14,298,222	15,657,661
Level 2 [member] | Derivative Financial Instruments [Member]
Liabilities:
Financial Liabilities	24,499,284	25,331,346
Level 2 [member] | Debt Instruments At Fair Value Through OCI [Member]
Assets:
Equity investments at fair value through OCI and other short-term investments	9,477,945	6,981,149
Level 3 [member]
Assets:
Financial Assets	33,738,790	38,392,989
Current derivative financial assets	33,738,790	38,392,989
Level 3 [member] | Equity investments at fair value through OCI and other short term investments [member]
Assets:
Financial Assets	5,889,985
Level 3 [member] | Pension plan assets [member]
Assets:
Financial Assets	35,860	39,270
Level 3 [member] | Revalued Of Assets [Member]
Assets:
Financial Assets	$ 27,812,945	$ 38,353,719